Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Restricted Stock Units	$299	$306	$270
Portfolio Performance Shares	135	147	96
Total Shareholder Return Units	134	36	37
Stock Options	106	165	150
Performance Share Awards	13	11	30
Directors’ compensation	4	4	3
Share-based payment expense	691	669	586
Tax benefit for share-based compensation expense	(205)	(198)	(179)
Share-based payment expense, net of tax	$486	$471	$407

Schedule of Nonvested Restricted Stock Units Activity

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2016	2015	2014
Total fair value of shares vested	$293	$371	$401
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$262	$279	$255
Weighted-average period over which RSU cost is expected to be recognized (years)	1.7	1.8	1.8

The following table summarizes all RSU activity during 2016:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2015	29,135	$31.53
Granted	10,581	30.74
Vested	(9,630)	27.41
Reinvested dividend equivalents	1,093	32.56
Forfeited	(1,574)	32.18
Nonvested, December 31, 2016	29,605	$32.59

Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2016	2015	2014
Expected dividend yield(a)	3.85%	3.19%	3.18%
Risk-free interest rate(b)	1.55%	1.89%	1.94%
Expected stock price volatility(c)	21.64%	18.34%	19.76%
Expected term (years)(d)	6.75	6.75	6.50

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2016	2015	2014
Weighted-average grant-date fair value per stock option	$3.89	$4.30	$4.40
Aggregate intrinsic value on exercise	$389	$666	$458
Cash received upon exercise	$1,019	$1,263	$1,002
Tax benefits realized related to exercise	$112	$187	$131
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$58	$159	$147
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.1	1.8	1.8

The following table summarizes all stock option activity during 2016:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2015	232,554	$26.41
Granted	1,371	30.59
Exercised	(42,550)	24.03
Forfeited	(2,949)	33.18
Expired	(1,750)	28.55
Outstanding, December 31, 2016	186,676	26.86	5.7	$1,138
Vested and expected to vest, December 31, 2016(b)	184,537	26.77	5.6	1,138
Exercisable, December 31, 2016	105,862	$21.85	4.1	$1,126

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

Schedule of Nonvested Performance-based Units Activity

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Total fair value of shares vested	$9	$14	$39
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$30	$24	$21
Weighted-average period over which PSA cost is expected to be recognized (years)	1.8	1.9	1.7

The following table summarizes all PSA activity during 2016, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2015	3,871	$32.28
Granted	1,900	30.59
Vested	(289)	30.23
Forfeited	(936)	30.61
Nonvested, December 31, 2016	4,546	$32.48

The following table summarizes all PPS activity during 2016, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2015	22,503	$32.28
Granted	8,059	30.59
Vested(a)	(6,900)	30.23
Forfeited	(1,396)	33.29
Nonvested, December 31, 2016(a)	22,266	$32.48
(a)Vested and non-vested shares outstanding, but not paid as of December 31, 2016 were 32,521.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2016	2015	2014
Total fair value of shares vested	$118	$60	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$93	$102	$139
Weighted-average period over which PPS cost is expected to be recognized (years)	1.8	1.7	1.8

Schedule of Share-based Payment Award, Stock Appreciation Rights, Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2016	2015	2014
Expected dividend yield(a)	3.85%	3.19%	3.18%
Risk-free interest rate(b)	1.31%	1.76%	1.78%
Expected stock price volatility(c)	21.64%	18.41%	19.76%
Contractual term (years)	5.12	5.91	5.97

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity

The following table summarizes TSRU and PTU information as of December 31, 2016(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	81,413	—	$29.15	3.5	$439
TSRUs Vested	19,406	—	22.93	1.5	279
TSRUs Expected to vest	58,362	—	31.13	4.2	150
TSRUs exercised and converted to PTUs	—	120	$—	0.2	$4

(a)	In 2016, we settled 4,442,865 TSRUs with a weighted-average grant price of $18.95 per unit.

(b)	In 2016, 237,246 TSRUs with a weighted-average grant price of $20.86 per unit were converted into 120,273 PTUs.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2016	2015	2014
Weighted-average grant-date fair value per TSRU	$5.83	$6.66	$6.51
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$164	$29	$30
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.9	1.8	1.8

The following table summarizes all TSRU activity during 2016:
	TSRUs (Thousands)	Weighted-Average Grant-Date Fair Value Per TSRU	Weighted-Average Grant Price Per TSRU
Nonvested, December 31, 2015	18,067	$6.07	$31.27
Granted	53,467	5.83	30.59
Vested	(6,440)	5.14	27.41
Forfeited	(3,087)	5.91	30.90
Nonvested, December 31, 2016	62,007	$5.97	$31.10

The following table summarizes TSRU and PTU information as of December 31, 2016(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	81,413	—	$29.15	3.5	$439
TSRUs Vested	19,406	—	22.93	1.5	279
TSRUs Expected to vest	58,362	—	31.13	4.2	150
TSRUs exercised and converted to PTUs	—	120	$—	0.2	$4